Income Taxes (Tables)	12 Months Ended
Jun. 30, 2014
Components of (Benefit) Provision for Income Taxes

The components of the (benefit) provision for income taxes are as follows:

	2014	2013
Federal: Canada
Current	$(1,388)	$276
Deferred	1,964	819

	576	1,095

Provincial: Canada
Current	94	602
Deferred	(423)	(681)

	(329)	(79)

Foreign:
Current	786	339
Deferred	(1,428)	879

	(642)	1,218

Total (benefit) provision	$(395)	$2,234

Components of Income Before IncomeTax (Benefit) Provision for Income Taxes	The components of income before income tax (benefit) provision for income taxes are as follows:

	2014	2013
Domestic	$196	$4,735
Foreign	826	1,368

Total	1,022	6,103

Reconciliation of Income Taxes

The difference between the effective rate reflected in the income tax (benefit) provision for income taxes and the amount determined by applying the Canadian statutory rate to income before income taxes for the fiscal year ended June 30, 2014 and June 30, 2013 is analyzed below:

	2014	2013
Provision for income taxes at statutory rate	$158	$946
Provincial taxes	112	671
Foreign rate differential	264	371
Canadian rate difference	168	215
Gain on bargain purchase	(1,105)	—
Permanent items	96	80
Other	(88)	(49)

	$(395)	$2,234

Significant Components of Deferred Tax Assets and (Liabilities)

Significant components of deferred tax assets and (liabilities) are as follows:

	2014	2013
Deferred tax liabilities:
Intangibles	$(25,055)	$(26,585)
Property and equipment	(52,082)	(52,184)

Total deferred tax liabilities	(77,137)	(78,769)

Deferred tax assets:
Net operating loss carry forward	21,675	26,088
Other	14,276	12,691

Total deferred tax assets	35,951	38,779
Valuation allowance	(337)	(337)

Net deferred tax assets	35,614	38,442

Net deferred tax liabilities	$(41,523)	$(40,327)

Gross Amounts of Unrecognized Tax Benefits

The following table summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities if such unrecognized tax benefits were settled.

	2014	2013
Balance at July 1,	$1,704	$1,704
Additions for tax position related to current year	—	—

Balance at June 30,	$1,704	$1,704